Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Components Of The Provision For Income Taxes
The differences arise from the following items:

	June 30, 2024 $	June 30, 2023 $
Tax recovery at statutory income tax rates	(1,747)	(3,076)
Permanent differences	389	(1,095)
Rate change	(17)	—
Effect of rate differentials between jurisdictions	(110)	(127)
Effect of foreign exchange rates	441	66
Scientific research and development – ITC	—	(61)
Adjustment to prior year’s provision versus statutory tax returns	2,075	(106)
Other	(7)	13
Change in valuation allowance	(1,024)	4,386

Current income tax expense	—	—

Schedule of Components for Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and deferred tax liabilities are shown below:

	June 30, 2024 $	June 30, 2023 $
Deferred tax assets:
Non-capital losses carried forward	27,911	29,204
Stock-based compensation	1,149	982
Capital losses carried forward	—	18
Financing costs	—	326
Bonus - compensation	375	37
Scientific research and development	806	895
Scientific research and development – Investment Tax Credits (“ITC”)	685	769
Capitalized research and development expenses	604	265

	31,530	32,496
Deferred tax liabilities:
Scientific research and development – ITC	(114)	(127)
Fixed Assets	(71)	—

	31,345	32,369
Valuation allowance	(31,345)	(32,369)

Net future tax assets	—	—

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Schedule of Components Of The Provision For Income Taxes
The components of the provision for income taxes are as follows:

	2024	2023
Current provision
Federal	—	—
State	3,768	—

Total current provision	3,768	—

Deferred provision
Federal	—	—
State	—	—

Total current provision	—	—

Total provision for income taxes	3,768	—

Schedule of Reconciliation of Statutory Federal Income Tax Rate to Company's Effective Tax Rate	The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2024 and 2023 were as follows

	2024	2023
U.S. statutory rate	21.00%	21.00%
State taxes, net of federal	4.33%	4.35%
Change in valuation allowance	1.65%	-26.72%
Return to provision - 2023 Tax Free Reorganization	-18.89%	0.00%
Return to provision—Other	-0.46%	0.00%
R&D Credit	-1.65%	1.22%
Other permanent differences	-6.00%	0.15%

Effective tax rate	-0.02%	0.00%

Schedule of Components for Deferred Tax Assets and Liabilities
The components for the Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023, were as follows:

	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$25,098,126	$11,143,664
Stock compensation expense	2,467,541	589,118
Accrued payroll	294,420	358,732
Section 174 R&D	6,172,416	3,505,667
Intangible assets	26,272	3,909,369
Lease liability	51,334	5,277
Depreciation	94,926	46,960
Capital loss carryforward	10,889,722	—
R&D credits	1,451,300	1,808,131

Total gross deferred tax assets	$46,546,057	$21,366,918
Less valuation allowance	(46,494,883)	(21,301,471)

Net deferred tax assets	$51,174	$65,447

Deferred tax liabilities
Debt discount	$—	$(60,170)
Accrued expense	(697)	—
ROU asset	(50,477)	(5,277)

Total deferred tax liabilities	$(51,174)	$(65,447)

Total deferred tax assets / (liabilities)	$—	$—